Investments - Schedule of Carrying Value of Investments (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	$ 1,460	$ 1,548
Carrying value of investments, Non-Current	1,294	1,404
Total Investments	2,754	2,952
Amortized Cost
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	193	211
Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	309	388
Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	2,252	2,353
Cost | Quoted Debt Securities | Amortized Cost
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	20
Carrying value of investments, Non-Current	173	211
Fair Value
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	2,774	2,977
Fair Value | Quoted Debt Securities | Amortized Cost
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	213	236
Fair Value | Quoted Debt Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	375	291
Carrying value of investments, Non-Current	1,014	1,093
Total Investments	1,389	1,384
Fair Value | Liquid Mutual Funds | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	229	313
Total Investments	229	313
Fair Value | Commercial Paper | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	426	579
Total Investments	426	579
Fair Value | Certificates of Deposit | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	410	365
Total Investments	410	365
Fair Value | Quoted Equity Secutities | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	7	14
Total Investments	7	14
Fair Value | Unquoted Equity and Preference Securities | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	3
Total Investments	3
Fair Value | Unquoted Equity and Preference Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	20	11
Total Investments	20	11
Fair Value | Target Maturity Fund Units | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	54	51
Total Investments	54	51
Fair Value | Others | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	23	24
Total Investments	$ 23	$ 24